Deposits (Tables)	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	April 30, 2021				October 31, 2020
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$194,114	$62,462	$91,538	$348,114	$182,745	$61,761	$98,546	$343,052
Business and governmen t	333,729	19,085	291,469	644,283	315,472	16,585	292,254	624,311
Bank	13,872	686	26,368	40,926	12,502	956	31,064	44,522
	$541,715	$82,233	$409,375	$1,033,323	$510,719	$79,302	$421,864	$1,011,885
Non-interest-bearing (4)
Canada	$139,665	$7,871	$518	$148,054	$123,402	$7,390	$368	$131,160
United States	46,606	–	–	46,606	43,831	–	–	43,831
Europe (5)	447	–	–	447	654	–	–	654
Other International	7,143	–	–	7,143	7,372	–	–	7,372
Interest-bearing (4)
Canada	300,002	19,698	288,866	608,566	287,046	19,036	310,492	616,574
United States	6,605	53,856	72,017	132,478	7,190	52,046	57,037	116,273
Europe (5)	34,740	808	36,390	71,938	33,810	830	37,250	71,890
Other International	6,507	–	11,584	18,091	7,414	–	16,717	24,131
	$541,715	$82,233	$409,375	$1,033,323	$510,719	$79,302	$421,864	$1,011,885

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which includes both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2021, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $355.0 billion, $30.5 billion, $41.8 billion and $28.1 billion, respectively (October 31, 2020 – $347.5 billion, $31.9 billion, $46.6 billion and $33.4 billion, respectively).
(5)	Europe includes the United Kingdom, Luxembourg, the Channel Islands, France and Italy.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	April 30 2021	October 31 2020 (1)
Within 1 year:

less than 3 months	$129,516	$123,290
3 to 6 months	49,929	65,782
6 to 12 months	86,826	80,737
1 to 2 years	32,304	34,400
2 to 3 years	35,986	42,907
3 to 4 years	25,332	21,136
4 to 5 years	21,179	22,885
Over 5 years	28,303	30,727
	$409,375	$421,864
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$378,000	$388,000

(1)	Amounts previously presented were reclassified to reflect the contractual maturities of certain term deposits.